RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents the company's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2023				December 31, 2022
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$595	$—	$—	$595	$642
Restricted cash(1)	81	—	—	81	68
Financial instrument assets(1)
IFRS 9 PPAs	—	—	4	4	1
Energy derivative contracts	—	54	—	54	33
Interest rate swaps	—	218	—	218	261
Investments in equity securities	—	—	197	197	292
Property, plant and equipment	—	—	39,241	39,241	37,828
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	—	(167)	(167)	(189)
Energy derivative contracts	—	(108)	—	(108)	(231)
Interest rate swaps	—	(13)	—	(13)	(14)
Foreign exchange swaps	—	(119)	—	(119)	(61)
Tax equity	—	—	(317)	(317)	(353)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(5,298)	—	—	(5,298)	(4,364)
Non-recourse borrowing(1)	(1,754)	(11,734)	—	(13,488)	(12,847)
Total	$(6,376)	$(11,702)	$38,958	$20,880	$21,066
(1)Includes both the current amount and long-term amounts
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 11 –BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2023			December 31, 2022
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$54	$108	$(54)	$(198)
IFRS 9 PPAs	4	167	(163)	(188)
Interest rate swaps	218	13	205	247
Foreign exchange swaps	—	119	(119)	(61)
Investments in debt and equity securities	197	—	197	292
Tax equity	—	317	(317)	(353)
Total	473	724	(251)	(261)
Less: current portion	117	276	(159)	(164)
Long-term portion	$356	$448	$(92)	$(97)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss	The following table reflects the gains (losses) included in foreign exchange and financial instrument (loss) gain in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$(11)	$(20)	$59	$(54)
IFRS 9 PPAs	(31)	(17)	—	(70)
Interest rate swaps	9	(2)	7	20
Foreign exchange swaps	(4)	27	(7)	35
Tax equity	18	32	24	62
Foreign exchange gain (loss)	10	(17)	18	(23)
	$(9)	$3	$101	$(30)
For the three months and six months ended June 30, 2023, the gains associated with debt and equity securities of $2 million and $7 million, respectively (2022: nil and nil, respectively) were recorded in Other on the interim consolidated statements of income (loss).

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$22	$(59)	$190	$(171)
IFRS 9 PPAs	11	(16)	25	(53)
Interest rate swaps	8	79	(30)	179
Foreign exchange swaps	(16)	9	(20)	(1)
	25	13	165	(46)
Foreign exchange swaps - net investment	(25)	58	(41)	15
	$—	$71	$124	$(31)

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$(40)	$35	$(89)	$86
IFRS 9 PPAs	—	—	—	2
Interest rate swaps	—	—	—	2
	$(31)	$35	$(80)	$90